Schedule of Option Transactions (Details) - USD ($)	Dec. 24, 2025	Dec. 23, 2025
Commitments and Contingencies Disclosure [Abstract]
Option transaction stricke price	$ 75,000	$ 75,000
Option transaction put currency	430	200
Option transaction settlement	Deliverable	Deliverable